Income Taxes - Summary of Components of the Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal						$ (1,136)
State					$ 546	(44)
Foreign					505	(270)
Total current provision (benefit)	$ 179	$ 201	$ 569	$ 711	1,051	(1,450)
Deferred:
Federal					(7,120)	(8,626)
State					2,285	(2,117)
Foreign					(1,534)	(748)
Total deferred benefit	(3,889)	(1,719)	(8,197)	(6,087)	(6,369)	(11,491)
Total income tax benefit	$ (3,710)	$ (1,518)	$ (7,628)	$ (5,376)	$ (5,318)	$ (12,941)